Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
May 31, 2022
ENV-NPRT1-0722
1.802170.118
Common Stocks - 99.7%
	Shares	Value ($)
Common Stocks - 99.4%
Agricultural & Farm Machinery - 1.9%
Deere & Co.	36,020	12,887,236
Aluminum - 0.4%
Alcoa Corp.	45,070	2,781,720
Automobile Manufacturers - 9.9%
Tesla, Inc. (a)	85,340	64,709,908
XPeng, Inc. ADR (a)	158,450	3,723,575
		68,433,483
Building Products - 5.6%
Johnson Controls International PLC	204,920	11,170,189
Kingspan Group PLC (Ireland)	34,200	2,819,743
Owens Corning	108,620	10,381,900
The AZEK Co., Inc. (a)	104,150	2,194,441
Trane Technologies PLC	89,100	12,301,146
		38,867,419
Communications Equipment - 0.8%
Cisco Systems, Inc.	126,710	5,708,286
Construction & Engineering - 0.7%
Quanta Services, Inc.	39,200	4,664,800
Construction Machinery & Heavy Trucks - 1.7%
Cummins, Inc.	54,922	11,485,289
Diversified Metals & Mining - 0.6%
Lynas Rare Earths Ltd. (a)	624,972	4,380,303
Electric Utilities - 9.0%
NextEra Energy, Inc.	263,730	19,961,724
ORSTED A/S (b)	86,900	9,794,448
PG&E Corp. (a)	690,590	8,425,198
Verbund AG	41,680	4,145,676
Xcel Energy, Inc.	261,790	19,723,259
		62,050,305
Electrical Components & Equipment - 5.9%
Acuity Brands, Inc.	61,540	10,770,731
Ceres Power Holdings PLC (a)	214,290	1,809,180
Eaton Corp. PLC	160,010	22,177,386
Sunrun, Inc. (a)(c)	184,950	4,830,894
Vicor Corp. (a)	19,770	1,330,521
		40,918,712
Electronic Equipment & Instruments - 0.8%
Teledyne Technologies, Inc. (a)	12,970	5,254,796
Environmental & Facility Services - 1.1%
Aker Carbon Capture A/S (a)	762,830	1,742,537
Tetra Tech, Inc.	40,900	5,520,273
		7,262,810
Financial Exchanges & Data - 0.7%
Intercontinental Exchange, Inc.	47,010	4,813,354
Heavy Electrical Equipment - 1.0%
Vestas Wind Systems A/S	275,410	7,034,594
Independent Power Producers & Energy Traders - 2.1%
The AES Corp.	644,820	14,211,833
Industrial Gases - 6.9%
Linde PLC	145,990	47,400,033
IT Consulting & Other Services - 1.9%
IBM Corp.	95,310	13,232,840
Life Sciences Tools & Services - 8.3%
Agilent Technologies, Inc.	60,450	7,711,002
Codexis, Inc. (a)	43,400	463,512
Danaher Corp.	187,380	49,434,592
		57,609,106
Metal & Glass Containers - 2.0%
Ball Corp.	193,160	13,693,112
Oil & Gas Equipment & Services - 0.6%
Baker Hughes Co. Class A	123,200	4,432,736
Oil & Gas Exploration & Production - 0.6%
Denbury, Inc. (a)	57,650	4,216,521
REITs - Management/Investment - 1.6%
Weyerhaeuser Co.	286,360	11,316,947
REITs - Warehouse/Industrial - 4.9%
Prologis (REIT), Inc.	264,610	33,732,483
Renewable Electricity - 2.0%
Adani Green Energy Ltd. (a)	126,470	3,078,630
Brookfield Renewable Corp.	167,920	6,075,346
Energy Absolute PCL NVDR	652,340	1,706,551
Scatec Solar AS (b)	279,600	2,833,990
		13,694,517
Semiconductor Equipment - 3.5%
Enphase Energy, Inc. (a)	50,840	9,465,900
SolarEdge Technologies, Inc. (a)	37,780	10,306,006
Xinyi Solar Holdings Ltd.	2,316,000	4,126,017
		23,897,923
Semiconductors - 6.6%
Allegro MicroSystems LLC (a)	146,410	3,770,058
Analog Devices, Inc.	173,810	29,269,604
onsemi (a)	172,060	10,440,601
Power Integrations, Inc.	25,250	2,130,595
		45,610,858
Specialty Chemicals - 4.8%
Aspen Aerogels, Inc. (a)	58,390	1,022,993
DuPont de Nemours, Inc.	232,340	15,764,269
Eastman Chemical Co.	38,260	4,214,722
Koninklijke DSM NV	73,030	12,332,533
Koninklijke DSM NV rights (a)(c)(d)	73,030	133,282
		33,467,799
Systems Software - 12.7%
Microsoft Corp.	323,250	87,881,975
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	366,610	5,719,116
TOTAL COMMON STOCKS		686,660,906
Energy Efficiency - 0.3%
Buildings Energy Efficiency - 0.3%
A.O. Smith Corp.	28,830	1,733,260
TOTAL COMMON STOCKS (Cost $686,025,400)		688,394,166

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Textiles - 0.1%
CelLink Corp. Series D (e)(f) (Cost $295,699)	14,200	295,699

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (g)	1,444,674	1,444,963
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	886,911	887,000
TOTAL MONEY MARKET FUNDS (Cost $2,331,963)		2,331,963

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $688,653,062)	691,021,828
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(570,481)
NET ASSETS - 100.0%	690,451,347

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,628,438 or 1.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $295,699 or 0.0% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	620,575	21,247,903	20,423,515	1,059	-	-	1,444,963	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	1,297,050	24,513,201	24,923,251	1,027	-	-	887,000	0.0%
Total	1,917,625	45,761,104	45,346,766	2,086	-	-	2,331,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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